Business Combinations (Details) - Schedule of Number of Shares of The Company’s Common Stock Outstanding	Jul. 10, 2023 shares
Schedule of Number of Shares of The Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	57,036,094
Marti Delaware shares, prior to conversion [Member]
Schedule of Number of Shares of The Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	44,356,328
New Shares to Marti Cofounders and Board Members [Member]
Schedule of Number of Shares of The Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	8,461,503
New Shares to Galata Founder Shares [Member]
Schedule of Number of Shares of The Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	3,593,750
New Shares to Galata public stockholders [Member]
Schedule of Number of Shares of The Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	624,513